Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2015
Property, Plant and Equipment, Gross	$ 345,691	$ 275,717
Deferred Finance Costs, Current, Net	0	146,037
Accumulated Amortization, Deferred Finance Costs	416,337	362,088
2015	1,181
2016	1,181
2017	1,181
2018	1,181
2019	1,181
Weighted Average Number of Shares Outstanding, Diluted	9,384,662	6,204,568
Income Tax Examination, Likelihood of Unfavorable Settlement	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Construction in Progress
Property, Plant and Equipment, Gross	$ 23,012	$ 0	$ 1,131,741
Patents
Finite-Lived Intangible Asset, Useful Life	11 years
Employee Stock Option
Weighted Average Number of Shares Outstanding, Diluted	12,420,943	10,172,431